Derivative financial instruments - Schedule of fair values of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 838	£ 482
Derivative liabilities	(1,018)	(1,202)
Total	(180)	(720)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	717	375
Derivative liabilities	(950)	(1,138)
Total	(233)	(763)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	129	98
Derivative liabilities	(216)	(196)
Total	(87)	(98)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	448	193
Derivative liabilities	(528)	(766)
Total	(80)	(573)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative assets	114	53
Derivative liabilities	(120)	(81)
Total	(6)	(28)
Foreign exchange forward contracts | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Total	(19)	(45)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	26	31
Derivative liabilities	(86)	(95)
Total	£ (60)	£ (64)